CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Cash flows from financing activities:
Payments of issuance costs for convertible notes	$ 8,580